Leases (Details) - Schedule of Right of Use Asset - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Right of Use Asset [Line Items]
Cost	$ 2,867,380
Accumulated amortization	(1,161,670)
Net amount	1,705,710	$ 1,584,714	$ 1,605,093	$ 1,403,609	$ 1,113,150
Growing facilities [Member]
Schedule of Right of Use Asset [Line Items]
Cost	1,276,977
Accumulated amortization	(471,607)
Net amount	805,370		823,989
Buildings [Member]
Schedule of Right of Use Asset [Line Items]
Cost	786,789
Accumulated amortization	(254,685)
Net amount	532,104		426,996
Vehicles (land) [Member]
Schedule of Right of Use Asset [Line Items]
Cost	437,146
Accumulated amortization	(213,426)
Net amount	223,720		201,655
Machinery and equipment [Member]
Schedule of Right of Use Asset [Line Items]
Cost	263,218
Accumulated amortization	(173,117)
Net amount	90,101		104,890
Operating plants [Member]
Schedule of Right of Use Asset [Line Items]
Cost	36,386
Accumulated amortization	(16,691)
Net amount	19,695		18,706
Land [Member]
Schedule of Right of Use Asset [Line Items]
Cost	39,121
Accumulated amortization	(19,935)
Net amount	19,186		19,641
Computer equipment [Member]
Schedule of Right of Use Asset [Line Items]
Cost	27,743
Accumulated amortization	(12,209)
Net amount	$ 15,534		$ 9,216
Bottom of Range [Member] | Growing facilities [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	1 year
Bottom of Range [Member] | Buildings [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	2 years
Bottom of Range [Member] | Vehicles (land) [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	1 year
Bottom of Range [Member] | Machinery and equipment [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	1 year
Bottom of Range [Member] | Operating plants [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	1 year
Bottom of Range [Member] | Land [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	1 year
Bottom of Range [Member] | Computer equipment [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	1 year
Top of Range [Member] | Growing facilities [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	13 years
Top of Range [Member] | Buildings [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	30 years
Top of Range [Member] | Vehicles (land) [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	20 years
Top of Range [Member] | Machinery and equipment [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	10 years
Top of Range [Member] | Operating plants [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	11 years
Top of Range [Member] | Land [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	30 years
Top of Range [Member] | Computer equipment [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	5 years